Significant accounting policies - Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Canadian dollar
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.77	0.73
Average foreign currency exchange rate	0.75	0.77	0.77
Euro
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	1.12	1.14
Average foreign currency exchange rate	1.12	1.18	1.13
Argentina Peso
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.02	0.03
Average foreign currency exchange rate	0.02	0.04	0.06
RMB
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.14	0.15
Average foreign currency exchange rate	0.14	0.15	0.15
Swedish Krona
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.11	0.11
Average foreign currency exchange rate	0.11	0.12	0.12
Indian Rupee
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.0140	0.0143
Average foreign currency exchange rate	0.0142	0.0156	0.0154